Income Tax- Schedule of statutory federal income tax rate (benefit) (FY) (Details)	3 Months Ended		5 Months Ended	8 Months Ended	9 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2021	Dec. 31, 2021	Sep. 30, 2022
Schedule of statutory federal income tax rate (benefit) [Abstract]
Statutory federal income tax rate	21.00%			21.00%	21.00%
State taxes, net of federal tax benefit				0.00%
Change in fair value of warrant liabilities				(41.80%)
Warrant issuance costs				18.10%
Change in valuation allowance				2.70%
Income tax provision	2.38%	0.00%	0.00%		1.03%